Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense related to retirement eligibility vesting	$ 65	$ 64	$ 31
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Weighted-average fair value of stock options at grant date (usd per share)		$ 5.50	$ 8.47
Total intrinsic value of options exercised	67	8	7
Cash received from option exercises	263	40	18
Actual tax benefit realized for the tax deductions from options exercised	8	1	2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	25,689,379
Stock based compensation cost	49	70	96
Stock based compensation cost, tax benefit recognized	20	29	40
Unrecognized compensation cost related to nonvested awards	43
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	10 months
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	11,940,138
Stock based compensation cost	201	185	134
Stock based compensation cost, tax benefit recognized	79	76	52
Unrecognized compensation cost related to nonvested awards	171
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 7 months
Shares granted (shares)	8,697,870
Total fair value of stock based compensation that vested during the period	$ 117	$ 84	$ 100
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	1 year
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	942,428
Performance periods	3
Awards granted to FSA code-staff (awards)	3
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)			817,698
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years